Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXXXXXXX	RATE25J10072	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FVAL3825	Property	XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX XXX XXX XXXwith no subsequent property Inspection. XXX-XXX-XXX declared on XX/XX/XXXX; appraisal effective date was XX/XX/XXXX.  Provide either post-disaster inspection report (PDI) or exterior-only report confirming no damages.
																	; XX/XX/XXXX PDI received; no damage reflected.; Document Uploaded. ; Property Inspection Provided.; XX/XX/XXXX PDI reflects no damages.	01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10072	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10072	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10158	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10301	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Rate Lock Extension Fee added on the Initial CD dated XX/XX/XXXX with no valid COC in file or proof a refund was issued.
																	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10301	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10301	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements
Asset Record 3 Does Not Meet G/L Requirements The loan file contains one statement covering the time period of XX/XX/XXXX for XXX account ending XXX.  Two recent, consecutive statements are required per AUS and guidelines.  The AUS in file reflects account statement date as XX/XX/XXXX.  Please provide the XXX statement for this account.
																	XX/XX/XXXX XXX #XXX received; asset screen updated, accordingly.	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10217	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10217	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10217	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10288	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The replacement cost estimate (XXX) is missing; the amount of coverage reflected is insufficient versus the loan amount.			Replacement Cost Estimate (XXX) received; sufficient coverage.	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10288	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10288	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10322	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10322	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10300	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required.  Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The 0% tolerance violation is due to the addition of the Insurance Certificate Fee for $XXX on the revised LE dated XX/XX/XXXX with no valid COC in file for the addition of the fee.

																	Cure package provided; Exception downgraded to a XXX	11/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10300	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide XXX report with all high alerts cleared.			XX/XX/XXXX XXX report received; all high alerts cleared.	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10300	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10093	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide XXX report with all high alerts cleared.			XX/XX/XXXX XXX report received; all high alerts cleared.	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10093	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10093	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10019	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10019	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10019	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10207	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10207	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10207	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10294	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10137	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10318	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10318	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10318	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10098	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10098	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10098	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10271	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.X years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10271	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10271	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10219	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10219	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10219	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10160	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/23/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10013	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10013	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10013	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10211	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date
Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. The disbursement date was XX/XX/XXXX; provide a revised XXX Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. The disbursement date was XX/XX/XXXX; provide a revised XXX XXX with coverage in effect for the same. with coverage in effect for the same.

Received Verification  from the insurance company the property had sufficient coverage from XX/XX/XXXX-XX/XX/XXXX. Exception resolved. ; Received email from insurance company indicating no claims had been filed against the property prior XX/XX/XXXX, however, verification the property was insured as ofXX/XX/XXXX is required. Exception remains.
																		11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10211	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10211	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10155	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10259	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE1155	Credit	Subject Property Address on Note does not match Insured Property Address
Subject Property on Note does not match Insured Property Address The City Name on  the Note, 1008,  and the Deed of Trust is incorrectly Listed as XXX, XXX, The City name should beXXX, XXX. A copy of an executed  Corrected Note, 1003,  and Deed of Trust should be provided.

Subject Property on Note matches Insured Property Address. Exception Resolved.; Subject Property on Note does not match Insured Property Address; Document Uploaded. ; Received LOX from lender indicating the mortgage will be corrected and re-recorded and will forward upon completion. Exception Remains
11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10259	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10092	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
XXX XXX XXX Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increases of the following fees, payable to the lender's Service Provider:

-Title - Settlement Fee increased from $XXX to $XXX
-Title - Title Search Abstract Fee increased from $XXX to $XXX

The file does not contain a valid COC for the increases of these fees. This loan failed the charges that in total cannot increase more than XXX% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

Cure package provided to borrower; Exception downgraded to a XXX; Document Uploaded. ; The settlement agent is not considered an affiliate, however they are the provider listed on the XXX, therefore subject to the XXX% tolerance; a cure is required; Document Uploaded.
11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10092	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10092	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10101	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10101	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10101	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10044	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10044	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10044	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10076	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10076	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10076	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10293	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10293	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10293	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FVAL3825	Property	XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX XXX XXX XXX with no subsequent property Inspection. XXX-XXX-XXX, affecting XXX, declared on XX/XX/XXXX; appraisal effective date was XX/XX/XXXX.  Provide either a post-disaster inspection report (PDI) or exterior-only appraisal confirming no damages.
																	Property Inspection Provided.; Document Uploaded.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10317	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10252	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10252	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy The file does not contain a copy of the hazard Insurance policy. Please provide a copy of the Hazard Insurance Policy.			Hazard Insurance Policy is fully present. Exception Resolved.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10115	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10115	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10115	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10194	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10194	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10194	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10001	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing Missing picture identification or XXX Disclosure.			XXX form received; B2's passport is good through XX/XX/XXXX.; Document Uploaded.	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10001	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE6914	Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower XXX Citizenship Documentation Is Missing Missing picture identification or XXX.			XXX form received; B1's passport is good through XX/XX/XXXX.; Document Uploaded.	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10001	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10001	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FVAL3825	Property	XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX XXX XXX XX with no subsequent property Inspection. XXX-XXX-XXX, affecting XXX, declared on XX/XX/XXXX; appraisal effective date was XX/XX/XXXX.  Provide either a post-disaster inspection report (PDI) or exterior-only inspection report confirming no damages.
																	Property Inspection Provided.; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing The final seller's CD or XXX settlement statement for XXX XXX, evidencing $XXX minimum net proceeds, is missing.			Received signed Closing Statement from the sale of XXX to confirm $XXX proceeds. Exception resolved.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Provide XXX report with all high alerts cleared.			All Fraud Report Alerts have been cleared or None Exist. Exception Resolved.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10232	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10205	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10205	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10205	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10237	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10206	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. The CONDO warranty is missing.			Condo warranty form received; good through XX/XX/XXXX	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10206	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10206	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XXX is less than required coverage required The hazard coverage amount is $XXX.  XXX% of the appraisal total Estimate of Cost-New is $XXX.  The note loan amount is $XXX.  The file does not contain a cost estimator.   Please provide evidence of hazard insurance coverage that covers XXX% of Cost-New or a Cost Estimator that reflects a rebuild amount of $XXX or less or a hazard policy that covers the note amount.

Received verification of sufficient Hazard insurance, the policy also contains additional replacement cost endorsement coverages. Exception Resolved.  ; Received an XXX estimate, however the hazard policy does not indicate Guaranteed Replacement Coverage. Exception Remains.
11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Please provide evidence that title coverage covers the loan amount of $XXX			Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX. Exception Resolved.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10143	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10310	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10310	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10310	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10042	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file does not contain verifying evidence of the HOA assessment for the condo located at XXX, XXX, XXX XXX. Please provide a HOA statement verifying $XXX monthly HOA assessment.			Rebuttal LOX received. In original loan, the HOA documentation was on pages XXX-XXX; $XXX monthly. The additional $XXX was for HO-XXX coverage (XXX-XXX).	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10042	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10042	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10025	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
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XXXXXXXXX	RATE25J10025	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
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XXXXXXXXX	RATE25J10025	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
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XXXXXXXXX	RATE25J10279	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO2958	Property	Post XXX Shows Property Damage
Post XXX Shows Property Damage. XXX XXX-XXX-XXX, affecting XXX, was declared on XX/XX/XXXX; the appraisal effective date was XX/XX/XXXX.  Provide either a post-disaster inspection report (PDI) or exterior-only appraisal confirming no damages.
																	XX/XX/XXXX disaster condition report received; no damages reflected.; Document Uploaded.	11/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10279	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/28/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Valid COC and CDs provided; Exception resolved; Valid COC and CDs provided; Exception resolved; XXX XXX XXX Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to addition of the Loan Discount Fee for $XXX..00 and additional $XXX for the Rate Lock Extension Fee on the initial CD dated XX/XX/XXXX with no valid COC or lender cure in file.
																		11/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10279	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10068	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
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XXXXXXXXX	RATE25J10068	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
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XXXXXXXXX	RATE25J10068	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
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XXXXXXXXX	RATE25J10022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts
Fraud Report Shows Uncleared Alerts The High Alerts for Escrow Officer being on High Risk Watchlist, Potential Conflict of Interest, and Appraiser identified on Company watchlist were not cleared. Please clear the High Alerts on the Fraud report.
																	All Fraud Report Alerts have been cleared or None Exist. Exception Resolved.	11/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10029	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10029	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10029	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FVAL3825	Property	XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX Declared Disaster Area with no subsequent property Inspection. XXX-XXX-XXX, affecting XXX , declared on XX/XX/XXXX; XX/XX/XXXX appraisal effective date.  Provide either post-disaster inspection report (PDI) or exterior-only appraisal confirming no damages.
																	Property Inspection Provided. Exception Resolved	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10269	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10269	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10269	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10059	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10059	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10059	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10055	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE,  and Copy of Refund Check, or Valid COC.

The Lender Credit tolerance violation in the amount of $XXX is due to a decrease in Lender Credits from $XXX to $XXX on the final CD dated XX/XX/XXXX .

The file does not contain a valid COC for the decrease in the lender credit.

																	Cure package provided to borrower; exception downgraded to aXXX; XXX package provided to borrower; exception downgraded to a XXX; Document Uploaded.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10055	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10055	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10066	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX on the initial LE dated XX/XX/XXXX to $XXX on the final CD dated XX/XX/XXXX for the title courier fee, and from $XXX on the initial LE dated XX/XX/XXXX to $XXX on the final CD dated XX/XX/XXXX for the lender's title insurance (both paid to a provider and affiliate).
																	Cure package provided, exception downgraded to a XXX/B; XXX package provided, exception downgraded to a XXX/B; Document Uploaded.	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10066	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Please provide either an addendum to the title commitment, or the final title policy, verifying coverage amount of $XXX.			Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX. Exception Resolved.	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10066	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10247	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing The file contains an email verification from the Borrower, from her employer's email address, confirming her employment. Please provide a 3rd party verification of employment from the Borrower's employer.
																	Borrower XXX 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX); Document Uploaded.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10247	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10247	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10188	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1487	Credit	Asset 9 Does Not Meet Guideline Requirements	Asset 9 Does Not Meet Guideline Requirements Missing HUD for sale of departure residence netting $XXX as required per AUS.			The final sellers settlement statement was received; $XXX net proceeds (sufficient versus what was originally stated); assets screen updated.; Document Uploaded.	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10188	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10188	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The title commitment coverage amount is $XXX. Please provide an updated title commitment or a final Policy with a coverage amount of $XXX.
																	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX. Exception Resolved.	11/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10081	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property
The lender indicated property on XXX was pending sale. The payment for this property was excluded from the debts and the proceeds were included in the available assets. The file contained a settlement statement from the sale that was neither executed nor marked true & certified. Please provide the final settlement statement from the sale to verify the proceeds and the payoff of the associated mortgage with XXX.
																	The executed ALTA settlement statement was received; net proceeds match the assets screen.; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10081	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements
Asset Record 3 Does Not Meet G/L Requirements Documentation for XXX #XXX provided only covers XX/XX/XXXX-XX/XX/XXXX which does not reflect a full 2 months as required per DU.  Please provide a full 2 months of bank statements for XXX #XXX.
																	Lender provided bank statements covering from XX/XX/XXXX to XX/XX/XXXX.; Asset Record 3 Meets G/L Requirements Or Not Applicable; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10179	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10179	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10179	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10146	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10088	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10088	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10088	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1254	Credit	Property Title Issue
Property Title Issue Schedule B, Part I XXX reflects an open judgment against the Borrower in the amount of $XXX to XXX.  The payoff of the judgment was not reflected on the final Closing Disclosure.  Please provide documentation to confirm the judgement was satisfied.
																	XX/XX/XXXX email from title and signed affidavit received. Per closing manager, the judgment isn't against the borrower; he signed an affidavit attesting to the same.; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10140	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10256	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10256	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10256	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10080	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. The CONDO/PUD warranty is missing.			Condo Approval is provided. Received Condo Warranty Form Exception Resolved.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	B	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10080	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX XXX XXX XXX with no subsequent property Inspection. XXX-XXX-XXX, affecting XXX county, was declared on XX/XX/XXXX; appraisal effective date was XX/XX/XXXX.  Provide any of the following:  revised 1004D, post-disaster inspection report (PDI), or exterior-only inspection confirming no damages.
																	Property Inspection Provided.; Property Inspection Provided confirming no damage. Exception resolved.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10080	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10080	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10034	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10034	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10034	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report with all high alerts cleared.			All Fraud Report Alerts have been cleared or None Exist. Exception Resolved.	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10321	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX.			HOI received with correct dates. Exception Resolved. ; Document Uploaded.	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10321	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10321	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10230	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCRE1384	Credit	Borrower 3 Tax Returns Not Signed	Borrower 3 Tax Returns Not Signed The borrower's 1040 and 1120-S aren't signed/dated.			Signed XXX 1040 and 1120-S received for XXX XXX. ; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10230	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10230	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10113	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FVAL3825	Property	XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX XXX XXX XXX with no subsequent property Inspection. XXX declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX. The appraisal in file was dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in file. Please provide a post disaster inspection confirming the subject did not sustain any damage.
																	Property Inspection Provided.	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10113	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10113	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/05/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX required: Cure of $XXX required for increase in appraisal fee without valid COC. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing or valid COC.
																	Valid COC and applicable LE provided; exception resolved; Valid COC and applicable LE provided; exception resolved; Document Uploaded.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/05/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Lender to provide verification of the principle and interest payment of the new Guaranteed Rate mortgage on the primary residence. Lender is also to provided verification of the property taxes on the primary residence.
																	Received Verification of the P=I payment and the property taxes on the primary residence located at XXX, XXX, XXX. Exception Resolved.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10067	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10067	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10280	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The XXX report has XXX open high alerts. Provide an updated report with all high alerts cleared (include commentary on how/why it was cleared).			All Fraud Report Alerts have been cleared or None Exist	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10280	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10280	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10078	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE1348	Credit	Borrower 2 Total Years Employment Verified is Less Than 24 Months
Borrower 2 Total Years Employment Verified is Less Than XXX Months The VVOE for XXXXX isn't in-file, so the XXX-year employment history hasn't been documented (the dates aren't reflected on theXX/XX/XXXX XXXXX report, so it alone is insufficient).

Received prior Verification of employment. Exception resolved. ; Borrower 2 Total Years Employment Verified is Greater Than or Equal To XXX Months or Not Applicable (Borrower 2 Employment Status is Employed and Number of Borrowers equals 2) Received prior Verification of employment. Exception resolved.
11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10078	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX XXX is a non-disclosure state, so the policy amounts don’t appear on the preliminary title report; no lender supplement in-file.  Provide any one of the following:  lender’s supplement, short-form, or XXX final title policy reflecting the buyer’s coverage.
																	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX. Exception resolved.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10078	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10292	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10292	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10292	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10260	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing TheXX/XX/XXXX statement for XXX XXX #XXX is missing.			Document Uploaded. Lender provided the XX/XX/XXXX account statement for XXX XXX #XXX.; Asset 3 Provided Or Not Applicable	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10260	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10260	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10324	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Please provide a verification of employment for the Borrower within XXX business days prior to the note date.			Borrower 1 3rd Party VOE Prior to Close Was Provided. Exception Resolved.	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10324	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10324	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10264	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10264	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10264	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10199	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing The mortgage is missing the PUD Rider.			Re-recorded Mortgage with PUD rider received.	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10199	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10199	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)). Evidence of appraisal delivery reflects that the appraisal was delivered on XX/XX/XXXX, which was less than the required 3 business  days prior to the consummation date of XX/XX/XXXX.  The signed XXX XXX XXX in file (pg. XXX-XXX) indicates that the Borrower requested the appraisal no less than 3 business days prior to the Closing of the loan.

																	Evidence of appraisal delivery provided.; Document Uploaded.	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10120	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10120	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10120	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10060	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide the hazard insurance for the Borrower's investment property located on XXX.			Received LOX for property located atXXX, is not the subject Property and is land. Exception Resolved.	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10060	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10060	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10290	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10290	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10290	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	DU and the lender 1008 included a $XXX HOA fee for the subject property not disclosed on the appraisal or found in the loan file. Please provide documentation to support HOA fee.			Received updated 1003/1008 and DU removing the $XXX/mo HOA fee and indicated was an error. The fee did not have a material impact on the loan. Exception Resolved.	11/XX/2024	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within 3 business days of the application date ofXX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

The loan file is missing the initial LE dated XX/XX/XXXX, reflected on the XXX (pg. XXX) that was provided within 3 business days of the application date.

Please provide the initial LE issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE is provided.
 This loan failed the charges that in total cannot increase more than XXX% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
																	Initial LE provided, Exception resolved; Initial LE provided, Exception resolved	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
According to the XXX report, the initial Loan application date is XX/XX/XXXX (pg. XXX). The earliest LE in file, dated XX/XX/XXXX, exceeds the timing regulation. A XXX requires the initial LE dated within 3 business days of XX/XX/XXXX.  According to the XXX (pg. XXX), the initial LE was issued on XX/XX/XXXX, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE provided, Exception resolved; Initial LE provided, Exception resolved; Document Uploaded.	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

The loan file is missing the initial LE dated XX/XX/XXXX, reflected on the Mavent report (pg. XXX) that was provided within 3 business days of the application date.

Please provide the initial LE issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE is provided.
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Initial LE provided, Exception resolved; Initial LE provided, Exception resolved; Document Uploaded.	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	finding-3367	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test
The Homeownership Counseling Disclosure in file is dated XX/XX/XXXX, which is more than 3 business days after the application date ofXX/XX/XXXX.  Per the Mavent report in file, the original Homeownership Counseling Disclosure was sent on XX/XX/XXXX (pg. XXX). This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.

Homeownership Counseling disclosure provided within 3 days of the application date, exception resolved.; Homeownership Counseling disclosure provided within 3 days of the application date, exception resolved.
																		11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10077	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10077	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10077	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10035	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10035	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10035	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XXX is less than required coverage required The hazard insurance in file in the amount of $XXX is insufficient, as it does not cover the loan amount of $XXX. The appraisal does not provided an amount for the Total Estimate of Cost-New in the Cost Approach section. Please provide a Replacement Cost Estimator report to determine if the hazard insurance coverage is sufficient.
																	Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage of $XXX is less than required coverage required	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Initial Closing Disclosure dated XX/XX/XXXX is missing from file. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved;	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10257	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

COC in file can re-baseline the title insurance amount. Exception resolved; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Document Uploaded. Tolerance Cure Document uploaded. ; COC in file can re-baseline the title insurance amount. Exception resolved; COC in file can re-baseline the title insurance amount. Exception resolved; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Document Uploaded. Tolerance Cure Document uploaded. ; COC in file can re-baseline the title insurance amount. Exception resolved; Initial CD provided with an invalid COC that had no information for increasing the Title Insurance Fee.  Exception retained.; Document Uploaded. ; XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

-The Title - Lenders Title Insurance, payable to the Lender's Affiliate and Service Provider, increased from $XXX on the initial LE, dated XX/XX/XXXX, to $XXX on the final CD, dated XX/XX/XXXX

The loan file is missing the initial CD dated XX/XX/XXXX, reflected on the Compliance report (pg. XXX) that was provided 3 business days prior to consummation.

Once the initial CD is provided, along with any applicable COC, additional testing will be completed.
; ; Document Uploaded. Tolerance Cure Document uploaded.
12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  Consummation date is XX/XX/XXXX, however the initial CD found in the file is dated XX/XX/XXXX, which is less than 3 business days prior to consummation. Missing the initial CD dated XX/XX/XXXX, reflected on the Compliance report (pg. XXX) that was provided 3 business days prior to consummation.  Additional testing will be completed, once the initial CD and any applicable COC are received.

																	Initial CD provided; Exception resolved.; Initial CD provided; Exception resolved.;	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10313	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property
Final 1003 indicates property on XXX was pending sale. The lender excluded the associated mortgage payment with XXX, and included the proceeds in the available assets. Please provide the Closing Disclosure (CD) from the sale of the property to verify the payoff of the mortgage and the proceeds.
																	Received CD for the sale of Property located at XXX confirming XXXXX mtg was paid and cash to the borrower of $XXX. Exception resolved.	11/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10313	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10313	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10251	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10251	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10251	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10309	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10309	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10309	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10278	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10278	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10278	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10023	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10023	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10023	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10079	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10079	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10079	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. The file contains insufficient assets. The XXX in the amount of $XXX is verified, please provide verification of the additional $XXX deposit shown on the final CD. The file does not contain a copy of a fully executed Hud-1 or Seller's CD for the sale of the property located at XXX, netting a minimum of $XXX in proceeds.

Received CD for the sale of the property located at XXX, netting a minimum of $XXX in proceeds. Exception Resolved. ; The required number of months reserves are to be seasoned does meet Guideline requirement.
11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The file contains insufficient assets. The XXX in the amount of $XXX is verified, please provide verification of the additional $XXX deposit shown on the final CD. The file does not contain a copy of a fully executed Hud-1 or Seller's CD for the sale of the property located at XXX, netting a minimum of $XXX in proceeds.
																	Received CD for the sale of the property located at XXX, netting a minimum of $XXX in proceeds. Exception Resolved. ; Asset Qualification Meets Guideline Requirements	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete
Borrower XXX Credit Report is Partially Present. Loan file is missing documentation to support XXX installment loan, with monthly payment of $XXX and unpaid balance of $XXX, which is reported on the Final 1003 loan application, and used to qualify. Please provide.
																	Borrower 1 Credit Report is not partially present. Received recent statement confirming XXX monthly payment. Exception Resolved.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10005	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10005	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10005	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10270	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10270	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10270	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Lender qualified borrowers using Monthly Insurance, Taxes, and Association Dues expenses on other real estate owned of $XXX, for XXX., and $XXX for XXX.; however, documentation in file supports $XXX and $XXX, respectively. Annual property taxes for XXX documented as $XXX and homeowner’s insurance premium document as $XXX. Annual county taxes for XXX documented as $XXX; school taxes documented as $XXX; homeowner’s insurance premium document as $XXX, and annual homeowner’s association dues of $XXX. Using the higher expense payments materially increased the debt-to-income ratio from XXX%% to XXX%.
																	Audited DTI of XXX% is less than or equal to AUS DTI of XXX%	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender qualified borrowers using Monthly Insurance, Taxes, and Association Dues expenses on other real estate owned of $XXX, for XXX., and $XXX forXXX.; however, documentation in file supports $XXX and $XXX, respectively. Annual property taxes for XXX documented as $XXX and homeowner’s insurance premium document as $XXX. Annual county taxes for XXX documented as $XXX; school taxes documented as $XXX; homeowner’s insurance premium document as $XXX, and annual homeowner’s association dues of $XXX. Using the higher expense payments materially increased the debt-to-income ratio from XXX% to XXX%.

																	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10036	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10036	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10036	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10175	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10175	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10175	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10111	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10111	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10111	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10277	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Please provide the HOA/PUD annual fee statement. The AUS and final 1008 show $XXX per month for HOA fees however no documentation to support is found in the file.			LOX received. The $XXX monthly HOA fees were in error. Appraisal confirms no HOA dues.; Document Uploaded.	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10277	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The only Closing Disclosure provided was dated XX/XX/XXXX which was the closing date.  A Closing Disclosure dated a minimum of three business days before closing is required.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded.	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10277	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check.  The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Discount Points, a COC was provided but the initial Closing Disclosure dated 3 days prior to loan closing was missing.
																	Valid COC and initial CD provided; exception resolved.; Valid COC and initial CD provided; exception resolved.; Document Uploaded.	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10277	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	finding-3536	Compliance	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test
This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XX/XX/XXXX , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). Documentation required to clear exception.  Missing copy of the initial CD received 3 days prior to consummation.  Initial CD in file is dated XX/XX/XXXX and not 3 days prior to the consummation.  Per the lenders compliance report, the initial CD was received XX/XX/XXXX.  Please provide copy of ICD for review.
																	Initial CD provided; Exception resolved; Valid COC provided; exception resolved; Initial CD provided; Exception resolved; Valid COC provided; exception resolved;	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10277	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE1377	Credit	Borrower 3 3rd Party VOE Prior to Close Missing
Borrower 3 3rd Party VOE Prior to Close Missing The Work Number WVOE is dated XX/XX/XXXX which is greater than XXX days from the note date.  Please provide updated VVOE dated within 10 business days prior to the note date or acceptable alternative documentation for B3 XXX XXX .
																	XX/XX/XXXX note date. XX/XX/XXXX XXX VVOE received for B3; active. XXX allows the VVOE to be after the closing date but before the delivery date.; Document Uploaded.	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10056	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. ocumentation required to clear exception.  Missing copy of initial CD from the loan file.  Per the lenders compliance report, the initial CD was provided on XX/XX/XXXX.  Please provide a copy of the initial CD with verification of borrowers receipt or acknowledgment at least three days prior to loan consummation.

initial cd with receipt date provided, exception resolved; initial cd with receipt date provided, exception resolved; Document Uploaded. ; The initial CD was not signed and the file did not contain proof the CD was viewed or signed at least 3 days prior to consummation.; Document Uploaded. ;
11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10056	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10056	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10284	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10284	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10284	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10157	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10275	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10275	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10275	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Rate Lock Extension Fee, COC in file for the addition but missing the initial CD and proof of receipt 3 days prior to consummation.  Also the increase from $XXX to $XXX for the Lender's Title Insurance Policy, borrowers chose the lenders affiliate title company and therefore title service fees are subject to XXX% tolerance.

The Title insurance fee is paid to XXX on the CD signed as consummation.  XXX is listed on the XXX and also considered an affiliate listed on the affiliated business disclosure therefore it is required to be tested on the XXX% tolerance category.
XX/XX/XXXX
Cure package provided, exception downgraded to a XXX; XXX package provided, exception downgraded to a 2/B; Document Uploaded. ; Document Uploaded. ; COC provided for the rate lock extension fee and ICD provided with timing requirements met, however the $XXX tolerance violation still remains.  Increase from $XXX to $XXX for the Lender's Title Insurance Policy, borrowers chose the lenders affiliate title company and therefore title service fees are subject to 0% tolerance.  TILA 130b Cure required, refund in the amount of $XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC.
; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Document Uploaded. ; ;
																		12/XX/2024	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  Consummation date is XX/XX/XXXX, however the only CD found in the file is dated XX/XX/XXXX Missing Initial CD that was provided within 3 days prior to consummation.  Per the lenders compliance report, the initial CD was provided on XX/XX/XXXX.  Please provide the initial CD and evidence of receipt or acknowledged at least 3 days prior to loan consummation.

																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded.	11/XX/2024	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10130	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXXXXXXX	RATE25J10028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10024	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10024	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10024	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10017	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10017	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10017	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10185	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The loan file is missing a Third Party VVOE dated within XXX business days prior to the note date of XX/XX/XXXX for XXX XXX XXXXX.			Document Uploaded. The lender provided a VVOE for B1.	12/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10038	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX required. Refund in the amount of $XXX; cure package requires a valid COC or a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The discount points fee increased on the LE issued XX/XX/XXXX. The file does not contain a valid COC for the increase of the fee.
																	Valid COC and LE provided; Exception resolved; Valid COC and LE provided; Exception resolved; Document Uploaded.	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10038	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10215	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10215	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10215	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10200	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX XXX required. Refund in the amount of $XXX; cure package requires a valid COC or a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The recording fee increased from $XXX on initial LE to $XXX on the final CD. The COC in the file did not provide a valid reason for the increase.

PCCD and settlement statement provided showing recording fees are lower at funding; Exception resolved; PCCD and settlement statement provided showing recording fees are lower at funding; Exception resolved; Document Uploaded.
																		11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10167	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Appraisal indicates subject is a PUD but there is no PUD Rider to the Mortgage. Please provide the PUD Rider.			Executed PUD rider and intent to re-record received.; Document Uploaded.	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10011	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, adding XXX XXXXX, is missing.			Document Uploaded. The lender provided the sales contract addendum reflecting XXX XXX as an additional buyer.	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10011	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The date reflected in schedule A #XXX, and the deeds in-file are all QC deeds (change to trust); no additional commentary is reflected.  Provide any of the following:  revised title commitment, lender supplement, separate chain-of-title, email from title abstract reviewer, or signed statement from the abstract reviewer -- ensure at least XXX-months are provided.
																	Document Uploaded. Lender provided a sufficient chain of title.	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10011	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10011	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10083	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The S/E VVOE and/or business license for XXX is missing (XXX% ownership).			CPA letter and VVOE received. XX/XX/XXXX note date. XX/XX/XXXX CPA letter confirms S/E since XX/XX/XXXX; XX/XX/XXXX standard VVOE received.; Document Uploaded.	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10083	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10083	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The Real Estate Owned section of the Borrowers' final application indicates the property located on XXX has monthly insurance, taxes, association dues of $XXX  per month. Please provide verification of the monthly insurance, taxes, or association dues.

The credit supplement (XXX for XXX #XXX), monthly statement, and HOI were received.  The VOM indicates only taxes are included; HOI of $XXX monthly; no HOA dues.  Updated income summary uploaded; no change in PITIA.; Document Uploaded.
																		11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10107	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addendum, adding the $XXX seller credit, is missing.			The fully-executed addendum, adding the $XXX seller concession, was received.; Document Uploaded.	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10107	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10107	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	finding-3367	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. The loan file is missing the homeownership counseling organizations disclosure dated within 3 business days of initial application on XX/XX/XXXX.
																	HOC provided within 3 days of application provided; Exception resolved; HOC provided within 3 days of application provided; Exception resolved; Document Uploaded.	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCOM1252	Compliance	TRID: Missing Loan Estimate	Documentation required: Please provide the Initial Loan Estimate that was issued XX/XX/XXXX for testing.			Initial LE provided; exception resolved	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Initial application date was XX/XX/XXXX. LE in file is dated XX/XX/XXXX. It appears the loan file is missing the initial LE dated within 3 business days of application date, therefore the loan has a tolerance violation of $XXX which includes all fees that cannot increase.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. The initial LE in the loan file, dated XX/XX/XXXX, is not dated within 3 business days of application date of XX/XX/XXXX. Please provide an LE dated within three business days of application.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved; Document Uploaded.	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Initial application date was XX/XX/XXXX. LE in file is dated XX/XX/XXXX. It appears the loan file is missing the initial LE dated within 3 business days of application date, therefore the loan has a tolerance violation of $XXX which includes all fees that cannot increase more than XXX.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10299	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10015	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing The file contains a Written Verification of Employment dated XX/XX/XXXX, greater than 10 days from the Note date of XX/XX/XXXX. Please provide a Verbal Verification of Employment within 10 days of the Note date.

File contained a paystub for B1 that was dated within XXX business days of the Note date. Per XXX, the paystub is acceptable alternative documentation that can be used in lieu of a standard VVOE. ; Borrower XXX 3rd Party VOE Prior to Close Was Provided
																		12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10015	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10015	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Please provided the Uniform Underwriting Transmittal Summary.			1008 and underwriting loan summary received; XXX screen updated.; Approval/Underwriting Summary is fully present; Document Uploaded.	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The final application reflects HOA fees of $XXX per month forXXX and $XXX for XXX. Please provide evidence of HOA fees for XXX XXX and XXX.			HOA dues statement received for both rentals (#XXX & #XXX); screens updated; income summary updated and uploaded. DTI variance is within tolerance.; Document Uploaded.	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10030	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10030	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10030	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10097	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10097	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10097	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10033	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure required.  Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee addition:

-The Credit report fee increased from $XXX to $XXX on the final CD dated XX/XX/XXXX.

The Credit Report in file was ordered on XX/XX/XXXX, which was the application date, and reflected the same Borrower from application through closing.  The file does not contain a COC for the increase of the Credit Report fee.

																	valid coc provided; Exception resolved; Document Uploaded.	12/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10033	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10033	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10224	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10020	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The XXX report has XXX open high alerts. Provide an updated report with all high alerts cleared (include commentary on how/why it was cleared).
; Received  Fraud Report. High Alerts have been cleared, exception has been resolved. ; XX/XX/XXXX XXX report received.  All 4 high alerts are still open (XXX, XXX-XXX, XXX-XXX, and XXX) .  Provide an updated report with all high alerts cleared (include commentary on how/why it was cleared).; Document Uploaded.
12/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10020	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	XXX: missing verification that the property is owned free & clear.
Schedule E confirms there is not mortgage interest on the property. Exception resolved. ; E-signed LOE received.  This is for XXX; the initial finding is for XXX.  Provide verification that #XXX is owned free & clear (it is reflected on your final 1003, and confirmation for the property taxes and insurance were provided).; Document Uploaded.
12/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10020	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10020	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10118	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10010	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of Homeowners Association (HOA) fee for property on XXX. Please provide verification of the HOA fee amount, or verification that there is no HOA on the property.			LOX and XXX report received; no HOA dues.; Document Uploaded.	11/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10010	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10010	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property
The settlement statement in the file from the sale of XXX property is not executed or marked as true and certified. Please provide an executed and/or true and certified copy to verify the sale proceeds.
																	True-certified copy of final seller's XXX settlement statement received; $XXX net proceeds (matches assets screen).; Document Uploaded.	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10238	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10089	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10089	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10089	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10159	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX required: XXX of $XXX required for addition of Title - Deed Prep fee to Final CD issued XX/XX/XXXX. Per Lender's Mavent pg. XXX, the fee was omitted from XXX% testing due to an invalid COC. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.

Lender confirmed borrower shopped using a different office caused the fee differences; Exception resolved; Lender confirmed borrower shopped using a different office caused the fee differences; Exception resolved; Document Uploaded. ; Lender provided LOX of title company affiliate and different address for the issuing affiliate title company.  Since the title company selected is also the lenders affiliat, all title settlement service fees are still subject to XXX% tolerance.  Lender can provide direct evidence the borrowers actually shopped for the title service fees or provide a tolerance cure for $XXX.  Exception retained.; Document Uploaded.
12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10159	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10159	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10226	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10226	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10226	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10246	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10246	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10246	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10198	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10198	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10198	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10177	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10177	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10177	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The XXX report has XXX open high alerts. Provide an updated report with all high alerts cleared (include commentary on how/why it was cleared).			XX/XX/XXXX XXX report received; all high alerts are cleared.; Document Uploaded.	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10148	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	11/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The final CD reflects a realtor credit of $XXX. Please provide either a sales contract addendum, or a letter from the realtor, to confirm the credit.

																	Document Uploaded. ; Lender provided a letter from the realtor confirming the $XXX XXX. ; XXX XXX XXX is complete.	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10220	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10220	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10220	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10302	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10302	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10302	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10040	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The file contains the Homeowner's Association Documentation for the property located atXXX from XXX that does not confirm the $XXX/mo HOA fee reflected on the 1003. Please provide recent documentation confirming the HOA fee.
																	received verification of HOA fee to be $XXX/mo and paid as agreed. The increase from $XXX to $XXX/mo does not materially impact the DTI. Exception resolved.	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10040	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	11/27/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required: Please provide evidence borrower received initial Closing Disclosure within the required 3 day prior to consummation XX/XX/XXXX.  Per the lenders compliance report, the initial CD was issued XX/XX/XXXX but is missing from the file.
																	initial CD with receipt date provided; Exception resolved; initial CD with receipt date provided; Exception resolved; Document Uploaded.	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10040	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The purchase contract in file indicates the sales price as $XXX. Please provide an updated addendum with the correct sales price of $XXX.
																	Purchase Contract Doc is complete.	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10040	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10051	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10051	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10051	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10057	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10057	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10057	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10126	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10119	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
According to the XXX, the initial Loan application date is XX/XX/XXXX. The earliest LE in file, dated XX/XX/XXXX, exceeds the timing regulation. A XXX requires the initial LE dated within 3 business days of XX/XX/XXXX.  According to the Disclosure Mavent report (pg. XXX), the initial LE was issued onXX/XX/XXXX, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed.
 This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved; Document Uploaded.	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10227	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10112	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/04/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing
Missing Hazard Insurance Policy Please provide evidence of hazard insurance on the subject property with evidence of coverage that is equal to or greater than the loan amount and/or coverage covering a cost estimator.

Received evidence of sufficient hazard insurance for the subject property with XXX.  Exception Resolved. ; Please provide the hazard insurance declaration from the hazard insurance company. The appraisal page, with the total estimate of cost-new, is insufficient for verification of hazard insurance.
12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
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XXXXXXXXX	RATE25J10112	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%
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XXXXXXXXX	RATE25J10112	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
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XXXXXXXXX	RATE25J10094	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10094	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10094	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10106	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE3605	Credit	Asset Documents are Incomplete
The loan file contains a signed gift letter for $XXX.  Missing proof of the transfer or funds.  Section L of the final CD reflects gift funds from Donor but no dollar amount is documented.  Please provide documentation to show gift funds were transferred to the borrower or directly to the closing agent as required per AUS.

																	Received evidence of $XXX gift funds transferred to title company prior to disbursement. Exception Resolved.	12/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10106	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10106	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10208	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10208	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10208	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10176	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE1490	Credit	Asset 12 Does Not Meet Guideline Requirements
Asset XXX Does Not Meet Guideline Requirements. Gift letter for $XXX in the loan file.  Missing proof of the transfer of gift funds from the donor's account to the Borrower's account or directly to the closing agent as required per AUS.
																	Asset XXX Meets Guideline Requirements. Received acceptable transfer for gift funds wired to the title company. Exception resolved.	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10176	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10176	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10258	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Documentation required: The initial CD was issued onXX/XX/XXXX is less than 3 business days prior to the consummation date of XX/XX/XXXX. Please provide Initial CD issued XX/XX/XXXX for testing.  This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	initial CD with receipt date provided; Exception resolved; initial CD with receipt date provided; Exception resolved; Document Uploaded.	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10258	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10258	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10087	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower XXX XXX Transcripts Missing Please provide the Tax Transcripts for the Co-Borrower, XXX XXX XXXXX.			Borrower 2 XXX Transcripts Provided. Exception Resolved.	12/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10087	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10087	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10303	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing Please provide a verbal verification of employment within 10 business days of the note date of XX/XX/XXXX for the Co-Borrower, XXX XXX XXXXX, or other acceptable alternative documentation.
																	Borrower 2 3rd Party VOE Prior to Close Was Provided within 10 days of close. Exception Resolved.	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10303	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10303	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10082	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10082	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10082	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10319	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b cure required:
Refund in the amount of $XXX
The zero tolerance violation in the amount of $XXX  is due to the addition of the Tract Search fee in the amount of $XXX on the revised CD dated XX/XX/XXXX. The COC is invalid and the lender credit only cures the Appraisal Rush Fee added.  Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.

Valid COC; lender confirmed fee was required due to UW condition - exception resolved; Valid COC; lender confirmed fee was required due to UW condition - exception resolved; Document Uploaded. ; Provide additional clarification on the addition of the tract search fee or a cure. Receipt of an invoice is not considered a valid COC reason. In addition the fees were added on the initial CD, however the COC provided is dated XX/XX/XXXX which is after the fees were already disclosed to the borrower; Document Uploaded.
12/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10319	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  The initial CD delivery date of XX/XX/XXXX is less than 3 business days prior to the consummation date of XX/XX/XXXX.  Per the lenders compliance report, the initial CD was issuedd XX/XX/XXXX and the CD is missing from the file.
																	Initial CD dated XX/XX/XXXX provided; Exception resolved; Initial CD dated XX/XX/XXXX provided; Exception resolved; Document Uploaded.	12/XX/2024
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10319	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10319	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10180	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10121	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10121	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10121	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10281	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10281	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10281	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FCRE1484	Credit	Asset 6 Does Not Meet Guideline Requirements
Asset XXX Does Not Meet Guideline Requirements File contains a gift letter for $XXX from the borrower's father; however, there was no additional documentation provided. Please provide documentation to show that either the funds were transferred to the borrower or to escrow, or the bank statement from XXX (indicated as source of funds on gift letter) as evidence of the donor's ability.
																	Asset 6 Meets Guideline Requirements Or Not Applicable. Received verification via wire transfer from the gift donor to the title company for $XXX Exception Resolved.	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCRE6843	Credit	Asset General
The final closing disclosure reflects an other credit of $XXX with no explanation or documentation as to the source of this credit. Please provide documentation to verify the source and amount of this credit.
																	Received Verification from the title company the $XXX is from the borrowers to close. Exception Resolved.	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10170	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10170	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10170	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing The Appraisal in the loan file reflects the subject property is a PUD. The subject Mortgage does not contain a PUD Rider. Please provide a PUD Rider.			Mortgage has been provided with a PUD rider.	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10241	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The loan file does not contain the required fraud report.			Third Party Fraud Report is provided; Document Uploaded.	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10241	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10241	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10172	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance violation in the amount of $XXX is due to increase in recording fees without a valid COC
																	PCCD provided; Exception resolved; PCCD provided; Exception resolved; Document Uploaded.	12/XX/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10250	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10250	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10250	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10273	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/16/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
XXX XXX XXX required.  Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee increase:

-The Recording fee increase from $152 to $228 on the Final CD dated 12/6/2024.  The Borrowers were using a POA and the lender was notified of it on 11/27/2024 (pg. 53, 671), prior to the Initial CD dated 12/3/2024.  However, the increased Recording fee was disclosed only on the final CD.

The file does not contain a valid COC for the increase of this fee. This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($228.00) exceed the comparable charges ($152.00) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
																	Valid COC provided regarding POA; Exception resolved; Valid COC provided regarding POA; Exception resolved; Document Uploaded.	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10273	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.X years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10273	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.X years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10314	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10314	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10314	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10026	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10026	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10026	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10069	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The date reflected in schedule A #XXX, and the deeds in-file are all QC deeds (change to trust); no additional commentary is reflected.  Provide any of the following:  revised title commitment, lender supplement, separate chain-of-title, email from title abstract reviewer, or signed statement from the abstract reviewer -- ensure at least XXX-months are provided.
																	Chain of Title provided greater than XXX months. ; Satisfactory Chain of Title has been provided	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10069	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10069	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10128	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10063	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements
Asset Record 3 Does Not Meet G/L Requirements DU required depository assets be verified with a verification of deposit or bank statements covering a two-month period; however, only one monthly statement was provided to verify the business assets with XXX which are needed to close. Please provide the XX/XX/XXXX statement to verify sufficient assets to close.

Document Uploaded. ; An updated LP was provided requiring only one month statement. ; Condition XXX of the Summary of Findings indicates If depository assets are needed to support the amount of funds required and reserves to verify these assets with a verification of deposit or bank statements covering a two-month period. Only one month of the XXX account statement was provided. Please provide verification covering a two-month period.
																		01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10063	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Per documentation in the loan file, there's missing a LE issued within 3 business days of application dated XX/XX/XXXX in the loan file.

																	initial LE dated XX/XX/XXXX provided; Exception resolved; initial LE datedXX/XX/XXXX provided; Exception resolved; Document Uploaded.	01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10063	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10099	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met
 The required number of months reserves are to be seasoned does not meet Guideline requirement. Reserves shortage:  XXX-month's PITIA = $XXX; reserves = $XXX; shortage = $XXX
NOTE:  there is an additional statement for XXX in-file that wasn't used in qualification.  If you intend to add/use it, provide a revised LPA/1008/1003.

The additional assets totaling $XXX were added and there are sufficient reserves.; The Borrower's required cash to close ($XXX) and the required earnest money ($XXX) totaling $XXX were subtracted from the total assets provided in file of $XXX (including the proceeds of $XXX), leaving $XXX for reserves. Guidelines required six month's PITIA of $XXX reserves. There was a shortage of $XXX for reserves. Please provide additional assets or a revised LPA/1008/1003 if the statement for XXX should be used for qualification.
																		01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum fico of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10099	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10099	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10182	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Evidence XXX is owned free & clear is missing.			Sufficient evidence has been provided that the property on XXX is owned free and clear.	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
There's no evidence of the initial CD with receipt from the consummation dated XX/XX/XXXX. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded.	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10169	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10122	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10153	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10090	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Provide a revised binder effective XX/XX/XXXX (disbursement date per final CD).
Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date ofXX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; Hazard insurance provided with policy period beginning XX/XX/XXXX, the same day as the disbursement date of XX/XX/XXXX.
01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10090	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10090	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid COC. The Transfer Taxes increased on the Final CD dated XX/XX/XXXX without a valid reason (first time homebuyers is not a valid reason for Transfer taxes increase).

Valid COC provided; XXX has a discount for XXX but it was found the borrowers were not XXX resulting in additional costs; Exception resolved; Valid COC provided; XXX has a discount for XXX but it was found the borrowers were not XXX resulting in additional costs; Exception resolved; Document Uploaded.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10141	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10274	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10274	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10274	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10164	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property
The final 1003 indicates property on XXX was pending sale. The associated mortgage payment with XXX was excluded from the DTI, and proceeds of $XXX were included in the available assets. However, the file only contains a draft copy of the Closing Disclosure (CD) from the sale. Please provide a final, executed CD to verify sale proceeds and payoff of mortgage.
																	The Final Settlement Statement has been provided from the property on XXX with a settlement date of XX/XX/XXXX, verifying the payoff of the mortgage and proceeds of $XXX.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10164	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10164	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10012	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	12/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10012	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	12/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10012	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10114	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10114	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10114	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10041	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10041	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10041	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10138	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	finding-3732	Compliance	TRID Total of Payments Test
This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX and the provided reimbursement amount of $XXX is not sufficient to cure the inaccuracy. The disclosed total of payments of $XXX is not considered accurate because it is understated by $XXX.
																	Corrected final CD provided; Exception resolved; Corrected final CD provided; Exception resolved; Document Uploaded.	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10138	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10138	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Third party Fraud report is missing from the loan file.			All Interested Parties Checked against Exclusionary Lists	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Please provide a Third Party Fraud Report with all high alerts cleared.			Third Party Fraud Report is provided	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10075	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10075	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10075	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1964	Credit	Missing income documentation
Please provide documentation to support XXX worksheet which reflects XXX XXX units in the most recent XXX months used to calculate income.  Audit is unable to locate XXX XXX over the most recent XXX month period with the documentation in the loan file.  Additional conditions may apply.
																	Income documentation for the Borrower's XXX income has been provided and accurately calculated.	01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10308	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX XXX required:
Refund in the amount of $XXX
The XXX tolerance violation in the amount of $XXX is due to an increase in the Mortgage Recording fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.

PCCD and settlement statement provided showing lower recording fees paid by the borrower at consummation; Exception resolved; PCCD and settlement statement provided showing lower recording fees paid by the borrower at consummation; Exception resolved; Document Uploaded.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10308	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10308	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10253	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10253	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10253	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10065	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10027	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE1155	Credit	Subject Property Address on Note does not match Insured Property Address
Subject Property on Note does not match Insured Property Address The Note indicates the subject property is located in XXX, XXX. However, the hazard policy indicates the subject is in XXX, XXX. All other documents in file reflect XXX. Please provide a corrected hazard policy which lists the subject property city and state as XXX, XXX.
																	An updated Hazard Policy with the address matching the subject address on the Note of XXX, XXX.	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10027	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10027	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10240	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10240	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10240	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The 1008 reflects an HOA payment of $XXX per month, but the appraisal indicates no HOA. There was no other documentation in the file to verify the HOA fee. Please provide documentation to verify the monthly HOA fee for the subject.
																	An updated 1008 and Loan Application have been provided removing the HOA fee. The HOA fee has been removed the subject's PITIA calculation.	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10002	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10002	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10002	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10061	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM1544	Compliance	TRID: Missing Closing Disclosure
TRID: Missing Final Closing Disclosure Closing Disclosure issued XX/XX/XXXX signed at closing is incomplete as the Loan Calculations section on page XXX is blank. Please provide a copy of the final CD signed/dated with the Loan Calculations information completed.
																	TRID: Final Closing Disclosure Provided; Document Uploaded.	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10061	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10061	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The XXX property information report, confirming XXX is owned free & clear, is missing.			XXX property information report provided, confirms XXX is owned free & clear.	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCRE8279	Credit	Missing evidence tax return extension was filed.	The XXX form XXX is missing forXXX and XXX.			The XXX form 7004 has been provided.	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10225	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE7810	Credit	Title issue
The Note, sales contract and appraisal all list the subject city as XXX. However, the title commitment and Closing Protection Letter list the subject city as XXX. Please provide the final title showing the correct XXX.
																	Final Title has been provided verifying the address with the correct city of Superior. ; Please provide the Final Title with the legal description to verify the address.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements Assets from XXX #XXX were used for closing costs and reserves. DU required 2 months bank statements but only 1 month (XX/XX/XXXX) was provided. Please provide the 2nd months bank statement.

; The XXX statement of the XXX account #XXX was provided. ; ; Asset Record 3 Does Not Meet G/L Requirements Assets from XXX #XXX were used for closing costs and reserves. DU required 2 months bank statements but only 1 month (XX/XX/XXXX) was provided. Please provide the 2nd months bank statement.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements
Asset Record XXX Does Not Meet G/L Requirements. Assets from XXX #XXX were used for closing costs and reserves. DU required 2 months bank statements but only 1 month (XX/XX/XXXX) was provided. Please provide the 2nd months bank statement.

; The November statement for the  XXX account #XXX was provided.; ; Asset Record 1 Does Not Meet G/L Requirements. Assets from XXX #XXX were used for closing costs and reserves. DU required 2 months bank statements but only 1 month (XX/XX/XXXX) was provided. Please provide the 2nd months bank statement.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements
Asset XXX Does Not Meet Guideline Requirements Assets from XXX #XXX were used for closing costs and reserves. DU required 2 months bank statements but only 1 month (XX/XX/XXXX) was provided. A second bank statement from XX/XX/XXXX was provided but this statement is expired and not consecutive. Please provide the 2nd months consecutive bank statement.
																	Asset 4 Meets Guideline Requirements Or Not Applicable	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements
Asset XXX Does Not Meet Guideline Requirements Assets from XXX #XXX were used for closing costs and reserves. DU required 2 months bank statements but only 1 month (XX/XX/XXXX) was provided. A second bank statement from XX/XX/XXXX was provided but this statement is expired and not consecutive. Please provide the 2nd months consecutive bank statement.
																	Asset 5 Meets Guideline Requirements Or Not Applicable	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10297	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10311	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10311	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10311	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Borrowers have a XXX with XXX on XXX located on XXX. The final 1003 shows a monthly payment of $XXX, but there is no payment shown on the credit report. In addition, the final 1003 shows a XXX (taxes, insurance & association) payment of $XXX for this property. However, the XXX account statement for the primary mortgage shows taxes and insurance are already included in the payment, and the HOA statement shows fee is only $XXX per month. Audit is unable to verify if the $XXX amount is correct. Please provide documentation verifying the XXX payment of $XXX and XXX payment of $XXX.

Credit report indicates XXX is paid and there is a $XXX balance.; ; Verification of the XXX with XXX in the amount of $XXX, with a monthly payment of $XXX for the XXX located on XXX has not been provided or verified.
																		01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing confirmationXXX is owned free & clear (property report not in-file).
The data verify and hazard policy in file confirm the property located at XXX is owned XXX. Exception Resolved. ; Please provide a Property Details Report for the Borrower's property onXXX to confirm the property is owned free and clear. The documents provided were for the subject property on XXX.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided Provide any of the following:  revised title commitment, lender supplement, separate chain-of-title, email from title abstract reviewer, or signed statement from the abstract reviewer -- ensure at least XXX-months are provided.

Received Satisfactory chain of title from XXX Trustee to XXX recorded XXX to present. Exception resolved.; Provide any of the following: revised title commitment, lender supplement, separate chain-of-title, email from title abstract reviewer, or signed statement from the abstract reviewer -- ensure at least 24-months are provided. The Registry of Deeds provided go back to September 30, 2023, less than the 24 months requirement.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	12/31/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/XX/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10305	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required
Refund in the amount of $XXX
Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The Lender Credit violation is due to the decrease on the Final CD dated XX/XX/XXXX in the amount of $XXX and no COC was found in the file explaining the reason for the decrease.
Please provide a Valid COC or Cure Package.
																	Lender credits match on final CD; Exception resolved; Lender credits match on final CD; Exception resolved; Document Uploaded.	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10305	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10305	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10209	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required
Refund in the amount of $XXX
Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The Zero tolerance violation is due to the added Discount Points Fee on the Final CD dated XX/XX/XXXX. The COC provided is dated XX/XX/XXXX; however, no accompanying LE for discount points.
Please provide a Valid COC or Cure Package.
																	Valid COC and corresponding CD provided; Exception resolved; Valid COC and corresponding CD provided; Exception resolved; Document Uploaded.	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10209	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/02/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10209	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10197	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10197	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10197	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10203	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10203	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10203	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10039	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10039	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10039	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  Consummation date is XX/XX/XXXX, however the initial CD found in the file is dated XX/XX/XXXX, which is less than 3 business days prior to consummation. Missing the initial CD dated XX/XX/XXXX, reflected on the Compliance report (pg. 895) that was provided 3 business days prior to consummation.  Additional testing will be completed, once the initial CD is received.

																	initial CD with receipt date provided; Exception resolved; initial CD with receipt date provided; Exception resolved; Document Uploaded.	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

-The Discount Points increased from $XXX to $XXX on the final CD, dated XX/XX/XXXX
-The Transfer Taxes increased from $XXX to $XXX on the final CD, dated XX/XX/XXXX

The loan file is missing the initial CD dated XX/XX/XXXX, reflected on the Compliance report (pg. XXX) that was provided 3 business days prior to consummation.

Once the initial CD is provided, additional testing will be completed.
																	initial CD with receipt date provided; Exception resolved; initial CD with receipt date provided; Exception resolved; Document Uploaded.	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines File is missing a 10-day pre-closing verification of Active employment for XXX XXX. The most recent verification of employment in file is dated XX/XX/XXXX and the subject transaction closed XX/XX/XXXX. Please provide.

																	The Verification of Employment has been provided.	01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided
Missing Third Party Fraud Report Lender requires that each file contain a fraud tool to analyze the risk assessment of each borrower, which was not found among the loan documents. Please provide, along with evidence that any and all Red Flags, or High Alerts, have been cleared.
																	Third Party Fraud Report is provided	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10242	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10242	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10242	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10202	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE1964	Credit	Missing income documentation
B1 is qualified with a $XXX per month brokerage withdrawal from B1/B2 account held in a trust.  According to the Institution's Letter, the withdrawal amount was to be initiated on XX/XX/XXXX and then repeatedly on the XXXth of every month.  Please provide documentation to prove current receipt as required per AUS and Lender 1008 notes.
																	Documentation provided with receipt of $XXX on XX/XX/XXXX and $XXX on XX/XX/XXXX from XXX, deposited into Borrower's account.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10202	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10202	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10125	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10125	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10125	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10074	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10074	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10074	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10243	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10243	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10243	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10216	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10216	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10216	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

The loan file is missing the initial LE dated XX/XX/XXXX, reflected on the Mavent report (pg. XXX) that was provided within 3 business days of the application date.

Please provide the initial LE and Written List of Service Providers issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE and XXX are provided.
																	initial LE provided; Exception resolved; initial LE provided; Exception resolved; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
According to the Mavent report, the initial Loan application date is XX/XX/XXXX. The earliest LE in file, dated XX/XX/XXXX, exceeds the timing regulation. A XXX requires the initial LE dated within 3 business days of app date;XX/XX/XXXX. Once the initial LE is provided, additional testing will be completed.

 This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	initial LE provided; Exception resolved; initial LE provided; Exception resolved; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX Cure Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

The loan file is missing the initial LE dated XX/XX/XXXX, reflected on the Mavent report (pg. XXX) that was provided within 3 business days of the application date.

Please provide the initial LE and Written List of Service Providers issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE and XXX are provided.
																	initial LE provided; Exception resolved; initial LE provided; Exception resolved; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10323	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10323	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10323	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10306	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10306	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10306	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10050	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10050	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10050	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FCRE8728	Credit	Missing Payment History
The final 1003 indicates an auto loan with a monthly payment of $XXX. This payment is not reflected on the credit report. Please provide an updated credit report reflecting the auto loan or a statement for the auto loan.
																	GRate provided a letter of explanation that the $XXX auto loan was added in error. An updated loan application was provided.	01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10213	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10213	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10213	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10049	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10049	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10049	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The Homeowner's Association (HOA) payment indicated on the appraisal was for $XXX/month, however the AUS indicated the HOA payment as $XXX/month. The Borrower also owns XXX, in the same HOA as the subject property, with verification in file that the HOA payment is $XXX. Please provide verification of the subject's monthly HOA payment.
																	The HOA fee is confirmed as $XXX/month.	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10162	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing The loan file is missing a copy of the mortgage. Please provide.			Document Uploaded. ; The Deed of Trust is Present	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing The loan file is missing a copy of the mortgage note. Please provide.			Document Uploaded. ; The Note is Present	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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XXXXXXXXX	RATE25J10191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10191	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

Missing the initial CD dated XX/XX/XXXX, reflected in the Compliance Report (pg. XXX) that was provided 3 business days prior to consummation.

-An Appraisal Review fee of $XXX is reflected on the CD dated XX/XX/XXXX, which is not supported by a valid COC.

Once the initial CD is provided, along with any corresponding Changed Circumstances forms, additional testing will be completed.

Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Document Uploaded.
01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Documentation required to clear exception.  Consummation date is XX/XX/XXXX, however the earliest CD found in the file is dated XX/XX/XXXX, which is less than 3 business days prior to consummation.
Missing the initial CD dated XX/XX/XXXX, reflected in the Compliance Report (pg. XXX) that was provided 3 business days prior to consummation.
Additional testing will be completed, once the initial CD is received, along with any corresponding Changed Circumstances forms. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded. ;	01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
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XXXXXXXXX	RATE25J10239	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10236	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCOM1604	Compliance
Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. The Underwriting Loan Summary notes indicate the Borrower pays $XXX per month in child support. There was no child support included on the Borrower's loan application or in the XXX DTI calculations. Please provide evidence the Borrower does not owe child support.

The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; ; Document Uploaded. Please confirm Borrower's name or Loan Number in the Letter of Explanation.
01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
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XXXXXXXXX	RATE25J10186	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10084	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE1178	Credit	Other Property Insurance Policy Effective Date is after the Disbursement date	Other Property Insurance Policy Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX			Other Property Insurance Policy Effective Date of XX/XX/XXXX is prior to or equal to the Note Date of XX/XX/XXXX Or Other Property Insurance Policy Effective Date Is Not Provided	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10084	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10084	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10084	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10320	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10320	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10320	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10233	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	finding-3367	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. The file is missing the Initial LE dated XX/XX/XXXX per pg XXX the Application date is XX/XX/XXXX

HOC dated within 3 days of application provided; Exception resolved; HOC dated within 3 days of application provided; Exception resolved; Document Uploaded. ; HOC provided in file is dated XX/XX/XXXX which is not within 3 business days of the application date. ; Document Uploaded.
01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				C	A	C	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCOM3957	Compliance	TRID: Initial Loan Estimate not provided within 3 days of application	The file is missing the Initial LE dated XX/XX/XXXX per pg XXX the Application date is XX/XX/XXXX. Full TRID compliance testing will be conducted upon receipt of the initial LE.			Initial LE provided; Exception resolved; Document Uploaded.	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%
																				C	A	C	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Please provide Title Coverage with sufficient coverage of $XXX.			Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%
																				C	A	B	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10133	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XXX%
																				C	A	A	A	B	A	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10008	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10008	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10008	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10102	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10102	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10102	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10285	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10285	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10285	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10021	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.X years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10021	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.X years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10021	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.X years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	finding-47	Compliance	TILA Right of Rescission Test
This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Documentation required to clear exception.  The funding date is before the third business day following consummation.  Provide documentation to verify accurate disbursement date.
																	PCCD provided with correct disbursement date, exception resolved.; PCCD provided with correct disbursement date, exception resolved.; Document Uploaded.	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10052	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10189	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10189	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10189	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10062	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10062	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10062	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10117	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10117	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10117	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10196	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
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XXXXXXXXX	RATE25J10196	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%
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XXXXXXXXX	RATE25J10196	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
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XXXXXXXXX	RATE25J10073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The Underwriting Loan Summary notes indicate the Borrowers' daughter makes the HOA payments for the Borrowers' property located on XXX. Please provide evidence the Borrowers' are not responsible for the monthly HOA fee of $XXX for the property located on XXX.
																	Evidence has been provided that the Borrowers' are not responsible for the HOA payment.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10073	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX as the earliest available LE is dated XX/XX/XXXX.

Please provide the initial LE issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE is provided.

Client provided copy of initial LE dated XX/XX/XXXX for testing with copy of service providers list. Exception resolved; Client provided copy of initial LE dated XX/XX/XXXX for testing with copy of service providers list. Exception resolved;
																		01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. According to the Mavent report, the initial Loan application date is XX/XX/XXXX. The earliest LE in file dated XX/XX/XXXX exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of application date. Once the initial LE is provided, additional testing will be completed.

Client provided copy of initial LE dated XX/XX/XXXX for testing with copy of service providers list. Exception resolved; Client provided copy of initial LE dated XX/XX/XXXX for testing with copy of service providers list. Exception resolved; Document Uploaded.
																		01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX XXX Required.  Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.

The exception is tied to the missing Initial LE issued within 3 business days of the application date of XX/XX/XXXX, as the earliest available LE is dated XX/XX/XXXX.

Please provide the initial LE issued within 3 business days of the application date of XX/XX/XXXX.  Additional testing will be completed, once the initial LE is provided.

Client provided copy of initial LE dated XX/XX/XXXX for testing with copy of service providers list. Exception resolved; Client provided copy of initial LE dated XX/XX/XXXX for testing with copy of service providers list. Exception resolved;
																		01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	finding-3367	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test
Application date is XX/XX/XXXX per eConsent.  Earliest dated homeownership counseling organizations disclosure in file is dated XX/XX/XXXX.  Provide homeownership counseling organizations disclosure dated within three business days of the loan application date. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.
																	Client provided copy of XXX Disclosure dated XX/XX/XXXX for review. Exception resolved; Client provided copy of XXX dated XX/XX/XXXX for review. Exception resolved; Document Uploaded.	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10228	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10261	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10261	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10261	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10047	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10047	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
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XXXXXXXXX	RATE25J10047	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10254	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing
Borrower XXX 3rd Party VOE Prior to Close Missing File is missing a 10-day pre-closing verification of Active employment for XXX XXX. Although it is understood that the co-borrower is on family medical leave, the most recent verification of employment in file is dated XX/XX/XXXX and the subject transaction closed XX/XX/XXXX. Per XXX guidelines BXXX-XX/XX/XXXX when the borrower is on temporary leave, the lender must consider the borrower "XXX" and a Verbal Verification is required.
																	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	01/XX/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10103	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10103	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10103	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10201	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10201	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10201	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  Consummation date is XX/XX/XXXX. The Initial CD found in the file is dated XX/XX/XXXX however the Final CD found in the file is dated XX/XX/XXXX and is less than three business days before the consummation date of XX/XX/XXXX. Missing Initial CD that was provided within 3 days prior to consummation.

																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved; Document Uploaded.	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10283	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/22/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The XXX report has open high alerts. Provide an updated report with all high alerts cleared (XXX-XXX and XXX; include commentary on how/why it was cleared).			All Fraud Report Alerts have been cleared or None Exist; Document Uploaded.	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10283	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10283	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Missing addendum to Purchase Contract for extension of closing date. Contract calls for a XX/XX/XXXX closing date, loan closed XX/XX/XXXX.
																	Documentation in file. ; Purchase Contract Doc is complete.	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE4104	Credit	Missing explanation and supporting documentation for large deposit(s)	Missing explanation and supporting documentation for large deposit into XXXXXXXX #XXX, XX/XX/XXXX $XXX.			Documentation was in file. ; Document Uploaded.	01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	01/XX/2025
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report			Third Party Fraud Report is provided	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10129	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10214	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10214	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10214	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Page XXX & XXX of the DOT are missing, as well as the executed PUD and XXX.			The recorded mortgage, PUD rider, and second home rider were received.; The Deed of Trust is Present and Complete;	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10173	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM1206	Credit	The Note is Missing	The Note is Missing The Note is Missing			The Note is Missing The fully-executed note was received.; Document Uploaded.	01/XX/2025
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10173	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10173	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10091	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/22/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Please provide the Co-Borrower's verification of employment for XXX, including percentage of ownership.
First, the percentage of ownership was already established for XXX (XXX and XXX 1065's and K-1's were in-file at the time of submission).  Secondly, since XXX is a pass-through entity for several other K-1's, of which ownership interest is less than XXX%, and was included only for the associated loss, a VVOE isn't required per XXX documentation guidelines.
																		01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10091	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/22/2025	Resolved	FCRE8611	Credit	Income/Employment General
Please specify the Borrower's 'other' income of -$XXX and corresponding income documentation with an income calculation worksheet. Additionally, please specify the Co-Borrower's 'other' income of -$XXX for XXX, how long the Co-Borrower's has worked for XXX, the job title, the percentage of ownership, and the corresponding income documentation with an income calculation worksheet.
															Income worksheets received for XXX, XXX, and XXX. The associated XXX and XXX 1065's and K-1's were in-file forXXX and XXX at the time of audit submission. NOTE: XXX is a pass-through for many K-1's.	01/28/2025	; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10091	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10091	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/20/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE1475	Credit	Asset 9 Missing
Asset XXX Missing Please provide verification of the gift received by the Borrower of $XXX, with documentation of the transfer of funds and the source of funds, as required per Condition XXX of the XXX.
															Evidence of the grantor's request, as well as the escrow officer's receipt, was provided for the $XXX gift funds.	01/28/2025	; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE1474	Credit	Asset 8 Missing	Asset XXX Missing Please provide verification of the Borrower's XXX - XXX account #XXX.			XX/XX/XXXX XXX report received for XXX #XXX, #XXX, #XXX, #XXX, and #XXX; 2-month's history; balances match the assets screen.; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE1473	Credit	Asset 7 Missing	Asset XXX Missing Please provide verification of the Borrower's XXX - XXX account #XXX.			XX/XX/XXXX XXX report received for XXX #XXX, #XXX, #XXX, #XXX, and #XXX; 2-month's history; balances match the assets screen.; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset XXX Missing Please provide verification of the Borrower's XXX - XXX account #XXX.			XX/XX/XXXX XXX report received for XXX #XXX, #XXX, #XXX, #XXX, and #XXX; 2-month's history; balances match the assets screen.; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE1471	Credit	Asset 5 Missing	Asset XXX Missing Please provide verification of the Borrower's XXX - XXX account #XXX.			XX/XX/XXXX XXX report received for XXX #XXX, #XXX, #XXX, #XXX, and #XXX; 2-month's history; balances match the assets screen.; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower XXX IRS Transcripts Missing Please provide the Co-Borrower's XXX Transcripts.			XX/XX/XXXX XXX W2 transcripts received for XXX and XXX for B2.; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10255	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing The fully-executed DOT and any related addenda are missing (only exhibit A is in-file).			The Deed of Trust is Present; The fully-executed DOT and legal description were received; no riders reflected.; Document Uploaded.	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10296	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10296	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10296	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10009	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10009	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10009	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Initial Escrow Account Disclosure is Missing			Initial Escrow Account Disclosure was provided; Document Uploaded.	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	01/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	01/XX/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1365	Credit	Borrower 2 IRS Transcripts Missing	Borrower XXX IRS Transcripts Missing Please provide the Co-Borrower's Tax Transcripts.			The XXX and XXX XXX transcripts were received; no discrepancies.	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower XXX IRS Transcripts Missing Please provide the Borrower's Tax Transcripts.			The XXX and XXX XXX transcripts were received; no discrepancies.	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
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XXXXXXXXX	RATE25J10291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% The Borrowers' mortgage statement for their property located on XXX indicates there are three open mortgages each with biweekly payments of $XXX, $XXX and $XXX. The lender included the payments as monthly payments, rather than as biweekly payments, as shown. As a result, the DTI of XXX% exceeds the AUS limit of XXX% and the guideline limit of XXX%.
																	Due to increase in DTI, lender added bonus income for XXX. Revised DU/1008/1003/income calculations received. All corrections made internally and revised income summary uploaded to bulletin board.	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
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XXXXXXXXX	RATE25J10291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	10/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	10/XX/2024
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXX	RATE25J10190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/XX/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A